Discontinued Operations (Details) - Schedule of Loss on Disposal of Discontinued Operations Related the Disposal - Discontinued Operations [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Loss on Disposal of Discontinued Operations Related the Disposal [Line Items]
Cash consideration received for sale of car-hailing and driver management services business
Carrying value of net assets transferred	7,437,854
Gain on disposal of discontinued operations	$ (7,437,854)